Segment Reporting - Main Customer (Details) - Bioscience - Customer - customer	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers
Number of customers	2	1
Percentage of entity's revenue	23.10%	11.00%	10.70%